Business Segment Information - Summary of Business Segment Information (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [abstract]
Unproductive exploratory drillings	$ (32)	$ (133)	$ (21)